Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets :
Restricted cash and investments	$ 2,046	$ 2,066
Current portion of net investment in finance lease	3,466	3,461
Interest receivable	256	328
Other current assets	2	2
Total current assets	5,770	5,857
Net investment in finance lease, less current portion	8,725	12,191
Deferred charges	63	82
Total assets	14,558	18,130
Current liabilities:
Accrued interest	286	357
Current portion of long-term debt	3,355	3,355
Other current liabilities	97	43
Total current liabilities	3,738	3,755
Long-term debt	10,067	13,422
Total liabilities	13,805	17,177
Equity:
Unclassified stock: 100 shares of $1 par value	0	0
Retained earnings	753	953
Total equity	753	953
Total liabilities and equity	$ 14,558	$ 18,130